PVR Unit Offering (Detail) (USD $) In Thousands, except Share data, unless otherwise specified	1 Months Ended	12 Months Ended	1 Months Ended
	Dec. 31, 2011	Dec. 31, 2011	Nov. 30, 2011 Limited Partner
Class of Stock [Line Items]
Limited partner's interest			7,000,000
Issuance of additional common units after underwrites exercised	1,050,000
Net proceeds from issuance of partners' capital		$ (189,164)